SHARE CAPITAL - Broker Warrants (Details) - USD ($)								1 Months Ended			12 Months Ended
	Dec. 08, 2020	Aug. 17, 2020	Aug. 12, 2020	Jul. 23, 2020	Jun. 16, 2020	Mar. 15, 2019	Feb. 28, 2019	Jan. 31, 2020	Mar. 31, 2019	Feb. 28, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Broker Warrants
Proceeds from issuing shares											$ 5,000,000	$ 11,483,496
Fair value of warrants													$ 190,303
Underwritten Public Offering
Broker Warrants
Number of offerings completed									2	2
Proceeds from issuing shares									$ 5,000,000	$ 5,000,000
Number of broker warrants issued						72,222	72,222		144,444	144,444
Average risk-free interest rate (as a percent)						2.43%	2.51%
Expected life (in years)						3 years	3 years
Price of the stock on the grant date (in dollars per share)						$ 4.50	$ 4.50
Expected volatility (as a percent)						82.00%	81.00%
Expected dividend payments						$ 0	$ 0
2020 Broker Warrants
Broker Warrants
Number of broker warrants issued								157,721
Warrants exercise price								$ 5.1689
Warrants term								3 years
Fair value of warrants								$ 82,597
Average risk-free interest rate (as a percent)								1.60%
Expected life (in years)								1 year
Price of the stock on the grant date (in dollars per share)								$ 3.47
Expected volatility (as a percent)								70.00%
Expected dividend payments								$ 0
2020 Compensation Warrants
Broker Warrants
Number of broker warrants issued	405,002		294,630		252,397
Warrants exercise price	$ 1.22		$ 3.47		$ 3.71
Warrants term	5 years		5 years		5 years
Fair value of warrants	$ 96,114		$ 242,989		$ 162,467
Average risk-free interest rate (as a percent)	0.33%		0.32%		0.32%
Expected life (in years)	2 years		2 years		2 years
Price of the stock on the grant date (in dollars per share)	$ 0.86		$ 2.70		$ 2.47
Expected volatility (as a percent)	70.00%		70.00%		70.00%
Expected dividend payments	$ 0		$ 0		$ 0
2020 Repayment Warrants
Broker Warrants
Number of broker warrants issued		168,518		481,778
Warrants exercise price		$ 7.50		$ 7.50
Warrants term		5 years		5 years
Fair value of warrants		$ 27,002		$ 134,718
Average risk-free interest rate (as a percent)		0.31%		0.29%
Expected life (in years)		2 years		2 years
Price of the stock on the grant date (in dollars per share)		$ 2.13		$ 2.54
Expected volatility (as a percent)		68.00%		70.00%
Expected dividend payments		$ 0		$ 0